CADRE INSTITUTIONAL INVESTORS TRUST
                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2001

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

September 11th, 2001 will be remembered both in our minds and hearts for years to come. It is a day that truly challenged our freedom and made us all, both Individually and as a Nation, stronger because of this terrible event. On behalf of myself and your board of Trustees we offer our condolences and prayers to all those whose lives have been changed forever because of this tragedy.

Immediately following this disaster, the Federal Reserve stepped in and provided liquidity to our markets that, on a short-term basis, dramatically reduced the rates of return on overnight investments. Gradually, our markets returned to their appropriate trading ranges and rates stabilized for short-term investments. During this entire period of uncertainty your fund was open to accept deposits and withdrawals with no restrictions, to meet your investment needs.

As of September 30, 2001, total assets of the Trust were $1.7 billion, representing an increase of 90% over September 30, 2000 at $895 million. Since our inception in April 1996, we have been continuously expanding the various series in the Trust to meet the specific investment requirements of our customers. I am especially proud to announce that on September 1, 2001 our total assets reached an all time high of $2.1 billion. To meet such needs, the Trust offers two distinct series of Funds: one which invests solely in U.S. government securities, with series rated AAAm by Standard & Poor's and Aaa by Moody's; and another which invests in a broader range of money market instruments, with series rated AAAm by Standard & Poor's.

The Trust currently offers the following funds to investors: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series and Cadre Affinity Fund- Money Market Series (the "Funds"). All of these Funds provide shareholders with unlimited checkwriting privileges on their respective fund account. For those shareholders who do not need a Fund with checkwriting privileges, they may, if they meet the minimum balance requirements, invest in either the Cadre Reserve Fund- U.S. Government Series or the Cadre Reserve Fund - Money Market Series, which are also series of the Trust.

With a continued commitment to technology and the preservation of one of our most precious commodities, time, Cadre continues to honor its commitment to provide a menu of online services of the highest quality that make your cash management tasks less time consuming. Through the use of COMPASS, functions can be tailored to meet the specific needs of the client and, thus, give you 24-hour online access to your Cadre-administered Fund account information, seven days a week. There is so much that COMPASS offers: Complete and up-to-date account and investment information, pertinent general information, transactions-input up to six (6) months in advance, previous and current monthly statements, and fund rate information.

On behalf of your Board of Trustees, I want to thank each of you for your continued support and confidence in the Trust.

Sincerely,



/s/ WILLIAM T. SULLIVAN, JR.
----------------------------
William T. Sullivan, Jr., Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The year 2001 began with the federal funds target at 6.5% and with the Federal Reserve having a bias towards lowering interest rates. The Fed adopted this bias as signs of a dramatically slowing economy emerged. In fact, in the fourth quarter of 2000, the economy grew at only 1.9%. Furthermore, consumer spending slowed to a 3.1% increase and retailers reported one of the worst holiday seasons in recent years. The manufacturing sector of the economy showed the most dramatic degree of slowing with many companies announcing layoffs. In fact, the National Association of Purchasing Management report fell to its lowest level since the 1991-92 recession. The unemployment rate rose from its thirty year low of 3.9% to 4.9% in August. The consumer's confidence was obviously hurt as well. The Conference Board's Survey of Consumer Confidence declined to its lowest levels since 1996. This was in large part due to the rapid decline in the equity markets. For the year ended 2000, the S&P 500 declined 13.6% from its high of 1527.26 and the NASDAQ declined 53.8% from its high of 5048.62.

The significant declines in manufacturing, consumer confidence, and the equity markets, caused the Fed to embark on a series of aggressive interest rate cuts. On January 3rd of 2001 the Fed surprised the financial markets with a rare inter-meeting 50 basis point reduction in the overnight lending rate. They followed that move with another 250 basis points worth of interest rate cuts through the month of August. This brought the fed funds target down to 3.5%, a level not seen since the early nineties. This marked the most aggressive easing of monetary policy under Alan Greenspan and many analysts believed that the U.S economy would barely avoid a recession. This aggressive stance by the Fed combined with some early signs of an economic rebound convinced many market participants that the Fed was at or near the end of their easing cycle. But the tragic events of September 11th put new strain on an economy that was struggling to avoid contraction.

In the third quarter, gross domestic product fell at a .4% annual rate after growing at a .3% pace in the second quarter. This represented the largest decline since a 2% decline in the first quarter of 1991. Consumer spending, which represents two thirds of economic growth, grew at its slowest pace in eight and a half years. Business investment in equipment and software dropped at an 11.8% annual rate in the third quarter. Sluggish sales have forced companies to eliminate jobs, as evidenced, by the unemployment rate increasing to 5.4% in October and some analysts expect this number to rise to 7% in the months ahead. Furthermore, consumer confidence continues to decline, as evidenced by consumer confidence falling to a thirty year low.

In response to the stress placed on the U.S. economy due to the terrorist attacks, the Fed responded aggressively by lowering the federal funds target 50 basis points on September 17th. They followed that with an additional 100 basis points in the months that followed. This brought the federal funds target to 2%, its lowest level in 40 years. Although it is apparent that the U.S. economy is most likely in a recession, the 450 basis points of fed easing should help stimulate the economy sometime in the next year.





Cadre Financial Services, Inc.

                              TRUSTEES AND OFFICERS

Chairman / Trustee     William T. Sullivan, Jr.      Chairman
                                                     Cadre Financial Services,
                                                       Inc.

Trustee                Richard J. Anderson *         Executive Director
                                                     MSBA

Trustee                Frank Bivona                  Vice Chairman and CFO
                                                     Ambac Financial Group, Inc.

Trustee                Kevin J. Burke                Chief Executive Officer
                                                     Cadre Financial Services,
                                                       Inc.

Trustee                Harvey A. Fein *+             Chief Financial Officer
                                                     Molina Medical Centers,
                                                       Inc.

Trustee                Michael P. Flanagan *+        Executive Director
                                                     MASA

Trustee                Russell E. Galipo             Retired


Trustee                C. Roderick O'Neil            Director
                                                     Ambac Financial Group, Inc.

Trustee                William J. Reynolds, Esq. +   Retired


Trustee                Dr. Don I. Tharpe *           Executive Director
                                                     ASBO International

Secretary              Anne E. Gill, Esq.            First Vice President
                                                     Ambac Financial Group, Inc.

Assistant Secretary    Roderick W. Ryan, Esq.        Assistant Vice President
                                                     Cadre Financial Services

Treasurer              Peter Poillon                 First Vice President
                                                     Ambac Financial Group, Inc.

Assistant Treasurer    Danielle Buell                Vice President
                                                     Cadre Financial Services

                              TEAM OF PROFESSIONALS

Investment Advisor                       Cadre Financial Services, Inc.
Administrator                            Cadre Financial Services, Inc.
Transfer Agent                           Cadre Financial Services, Inc.
Distributor                              Cadre Securities, Inc
Custodian                                US Bank
Independent Auditors                     KPMG LLP
Legal Counsel                            Schulte, Roth & Zabel LLP

*Audit committee   +Nominating Committee

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

Kpmg



        Financial Services
        757 Third Avenue
        New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
U.S. Government Series:

We have audited the accompanying statements of assets and liabilities of Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series, and Cadre Reserve Fund - U.S. Government Series, each a series of the Cadre Institutional Investors Trust (the "Funds"), as of September 30, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the three-year period then ended and the financial highlights for each of the years or periods in the six-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Liquid Asset Fund - U.S. Government Series, Cadre Affinity Fund - U.S. Government Series, and Cadre Reserve Fund - U.S. Government Series as of September 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                                             [KPMG LLP LOGO]




November 13, 2001






CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
------------------------------------------------------------------------------------------------------------


                                                              CADRE        CADRE AFFINITY     CADRE RESERVE
                                                           LIQUID ASSET         FUND                FUND
                                                                FUND
                                                           ------------    --------------     -------------

ASSETS:
Investment in Cadre Institutional Investors Trust
   U.S. Government Money Market Portfolio, at value         $ 24,316,580      $ 17,657,076      $ 96,243,906
Other assets                                                     215,906           600,868             2,149
                                                            -------------     -------------     -------------
          Total Assets                                        24,532,486        18,257,944        96,246,055
                                                            -------------     -------------     -------------

LIABILITIES:

Administration fees payable                                        4,028             3,672             3,968
12b-1 fees payable                                                     -             3,615                 -
Transfer agent fees payable                                        1,060               966             1,984
Accrued trustees' fees and expenses                                   93               616                 -
Other accrued expenses                                            28,599            15,988            15,881
                                                            -------------     -------------     -------------
          Total Liabilities                                       33,780            24,857            21,833
                                                            -------------     -------------     -------------

NET ASSETS                                                  $ 24,498,706      $ 18,233,087      $ 96,224,222
                                                            =============     =============     =============

Shares of beneficial interest outstanding                     24,498,706        18,233,087        96,224,222
                                                            =============     =============     =============
,
NET ASSET VALUE, OFFERING PRICE AND                           $     1.00        $     1.00        $     1.00
                                                            =============     =============     =============
     REDEMPTION PRICE PER SHARE


NET ASSETS CONSIST OF:
Common Stock, at par value                                    $   24,499        $   18,233        $   96,224
Paid-in capital in excess of par value                        24,474,207        18,214,854        96,127,998
                                                            -------------     -------------     -------------
   NET ASSETS                                               $ 24,498,706      $ 18,233,087      $ 96,224,222
                                                            =============     =============     =============











   The accompanying notes are an integral part of these financial statements.



CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------


                                                          FOR THE YEAR ENDED SEPTEMBER 30, 2001
                                                        -----------------------------------------


                                                      CADRE LIQUID       CADRE          CADRE
                                                         ASSET          AFFINITY       RESERVE
                                                          FUND           FUND           FUND
                                                      ------------     ----------  -------------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     Interest                                           $ 2,075,956   $ 1,017,541   $ 3,705,324

     Expenses                                                45,413        24,168        89,737
                                                        -----------   -----------   -----------
NET INVESTMENT INCOME FROM CIIT
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO               2,030,543       993,373     3,615,587


EXPENSES:
    Administration fees                                      75,013        38,266        75,147
    Transfer agent fees                                      19,740        10,070        37,573
    12b-1 fees                                                 --          20,140          --
    Custodian fees                                           51,482        31,398         5,073
    Audit fees                                               10,763        10,763        10,763
    Printing fees                                             1,072          --             415
    Other expenses                                            9,783         7,725        15,731
                                                        -----------   -----------   -----------
              Total expenses                                167,853       118,362       144,702
              Less/Plus:  Fee waivers and
                     expense recoupments                     40,994         8,071       (71,361)
                                                                                    -----------
                                                                      -----------   -----------
              Net expenses                                  208,847       126,433        73,341
                                                        -----------   -----------   -----------
NET INVESTMENT INCOME                                   $ 1,821,696   $   866,940   $ 3,542,246
                                                        ===========   ===========   ===========











   The accompanying notes are an integral part of these financial statements.




CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                            CADRE LIQUID ASSET FUND


                                                                                       FOR THE
                                                                     FOR THE            ELEVEN          FOR THE
                                                                    YEAR ENDED       MONTHS ENDED      YEAR ENDED
                                                                   SEPTEMBER 30,     SEPTEMBER 30,     OCTOBER 31,
                                                                       2001              2000             1999
                                                               ------------------   --------------   -------------

OPERATIONS:

     Net investment income                                             1,821,696    $   1,798,664    $   2,749,576
     Net realized gains on investment securities transactions               --               --                601
                                                                    ------------    -------------    -------------
          Net increase in net assets resulting from operations         1,821,696        1,798,664        2,750,177
                                                                    ------------    -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income                                            (1,821,696)      (1,798,664)      (2,749,576)
     Net realized gains                                                     --               (395)            --
                                                                    ------------    -------------    -------------
          Net dividends to shareholders                               (1,821,696)      (1,799,059)      (2,749,576)

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                                762,523,434      509,858,036      384,801,853
     Net asset value of shares issued to shareholders from
       reinvestment of dividends
                                                                       1,821,696        1,799,059        2,749,576
     Cost of shares redeemed                                        (775,982,861)    (520,668,234)    (440,632,708)
                                                                   -------------    -------------    -------------
         Net  increase (decrease) in net assets resulting from
              share transactions                                     (11,637,731)      (9,011,139)     (53,081,279)
                                                                    ------------    -------------    -------------

                                                                     (11,637,731)      (9,011,534)     (53,080,678)
NET ASSETS:

     Beginning of period                                              36,136,437       45,147,971
                                                                                                        98,228,649
                                                                    ------------    -------------    -------------
     End of period                                                    24,498,706    $  36,136,437    $  45,147,971
                                                                    ============    =============    =============

OTHER INFORMATION

Share Transactions:
     Shares sold                                                     762,523,434      509,858,036      384,801,853
     Shares issued to shareholders from
            Reinvestment of dividends                                  1,821,696        1,799,059        2,749,576
     Shares repurchased                                             (775,982,861)    (520,668,234)    (440,632,708)
                                                                    ------------    -------------    -------------
          Net  increase (decrease) in shares outstanding             (11,637,731)      (9,011,139)     (53,081,279)
                                                                    ============    =============    =============



   The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------------------------------------------
                     CADRE AFFINITY FUND                            CADRE RESERVE FUND

                                     FOR THE                                              FOR THE
                     FOR THE          PERIOD                           FOR THE            PERIOD
  FOR THE            ELEVEN         MAY 3, 1999        FOR THE          ELEVEN        JANUARY 5, 1999
  YEAR ENDED      MONTHS ENDED       THROUGH         YEAR ENDED       MONTHS ENDED       THROUGH
 SEPTEMBER 30,    SEPTEMBER 30,     OCTOBER 31,      SEPTEMBER 30,    SEPTEMBER 30,     OCTOBER 31,
    2001             2000             1999 *            2001             2000              1999 *
--------------   ---------------  -------------   ----------------   ---------------  ----------------



$     866,940    $   1,287,348    $     642,007    $   3,542,246    $   2,825,922    $   3,590,023
          --              --                --              --               --               --
-------------    -------------    -------------    -------------    -------------    -------------
      866,940        1,287,348          642,007        3,542,246        2,825,922        3,590,023
-------------    -------------    -------------    -------------    -------------    -------------



     (866,940)      (1,287,348)        (642,007)      (3,542,246)      (2,825,922)      (3,590,023)
          --              --                --              --               --               --
-------------    -------------    -------------    -------------    -------------    -------------
     (866,940)      (1,287,348)        (642,007)      (3,542,246)      (2,825,922)      (3,590,023)



  215,809,536      253,066,488      169,203,676      259,645,914      295,952,256      822,103,703

      866,940        1,287,348          642,007        3,542,246        2,825,922        3,590,023
 (223,399,377)    (254,353,933)    (144,889,598)    (217,342,251)    (362,962,374)    (711,131,217)
-------------    -------------    -------------    -------------    -------------    -------------

   (6,722,901)             (97)      24,956,085       45,845,909      (64,184,196)     114,562,509
-------------    -------------    -------------    -------------    -------------    -------------

   (6,722,901)             (97)      24,956,085       45,845,909      (64,184,196)     114,562,509


   24,955,988       24,956,085             --         50,378,313      114,562,509             --
-------------    -------------    -------------    -------------    -------------    -------------

$  18,233,087    $  24,955,988    $  24,956,085    $  96,224,222    $  50,378,313    $ 114,562,509
=============    =============    =============    =============    =============    =============




  215,809,536      253,066,488      169,203,676      259,645,914      295,952,256      822,103,703

      866,940        1,287,348          642,007        3,542,246        2,825,922        3,590,023
 (223,399,377)    (254,353,933)    (144,889,598)    (217,342,251)    (362,962,374)    (711,131,217)
-------------    -------------    -------------    -------------    -------------    -------------
   (6,722,901)             (97)      24,956,085       45,845,909      (64,184,196)     114,562,509
=============    =============    =============    =============    =============    =============

*Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered shares of Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund, the "Cadre Liquid Asset Fund"), the Cadre Affinity Fund - U.S. Government Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - U.S. Government Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on April 24, 1996, May 3, 1999 and January 5, 1999, respectively.

The Funds invest all of their investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Fund.

The value of the Funds' investment in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (17.6% for Cadre Liquid Asset Fund, 12.8% for Cadre Affinity Fund and 69.6% for Cadre Reserve Fund at September 30,
2001). The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Pursuant to the board of trustee's meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Funds record their proportionate share of net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statement issued for fiscal years beginning after December 15, 2000. The adoption of the Guide is not expected to impact the Funds.

FEDERAL INCOME TAXES
The Funds are treated as separate entities for federal income tax purposes and intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve themselves from substantially all Federal and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES
The Trust, on behalf of the Funds, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Funds. For its services Cadre is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

------------------------------- -------------------- ---------------- ---------------
                                 Cadre Liquid Asset   Cadre Affinity   Cadre Reserve
                                       Fund                Fund            Fund
------------------------------- -------------------- ---------------- ---------------
0 - $250,000,000                       0.19%               0.19%            0.10%
------------------------------- -------------------- ---------------- ---------------
$250,000,001 - $1,000,000,000         0.165%              0.165%           0.075%
------------------------------- -------------------- ---------------- ---------------
Over $1,000,000,000                    0.14%               0.14%            0.05%
------------------------------- -------------------- ---------------- ---------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Funds. For its services, Cadre is paid by each fund an annual fee of 0.05% of the Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds' average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Funds for certain expenses to the extent the total operating expenses of the Funds exceed 0.65%, 0.75% and 0.23% (0.20% prior to April 2, 2001) (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. During the year ended September 30, 2001, Cadre waived and reimbursed the following fees so that the Funds could meet this expense limitation.

                           --------------------------------------------------------------------------------
                           Expense      Waived Fees          Reimbursed Expense                 Total
        Fund                Limit   Current  Life to Date  Current  Life to Date   Current    Life to Date
------------------------- -------- -------- ------------- --------- ------------ ---------- ---------------
Cadre Liquid Asset Fund     0.65%     $0       $78,393       $0       $39,904        $0        $118,297
------------------------- -------- -------- ------------- --------- ------------ ---------- ---------------
Cadre Affinity Fund         0.75%     $0       $48,984       $0       $39,539        $0         $88,523
------------------------- -------- -------- ------------- --------- ------------ ---------- ---------------
Cadre Reserve Fund          0.23%  $71,361    $225,809       $0      $114,088     $71,361      $339,897
------------------------- -------- -------- ------------- --------- ------------ ---------- ---------------


The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses are less than the expense limitation of 0.65%, 0.75% and 0.23% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. The Plan, which has a term of three years, terminates on March 16, 2002. During the year ended September 30, 2001, the following was reimbursed to Cadre pursuant to the terms of the Plan:

-----------------------------------------------------------
                            Expense   Amounts Reimbursed
                                          to Cadre
-----------------------------------------------------------
          Fund              Limit     Current  Life to date
-------------------------- -------- ---------- ------------
Cadre Liquid Asset Fund      0.65%    $40,994    $42,544
-------------------------- -------- ---------- -----------
Cadre Affinity Fund          0.75%     $8,071    $12,450
-------------------------- -------- ---------- -----------
Cadre Reserve Fund           0.23%       $0      $12,962
-------------------------- -------- ---------- -----------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

During the year ended September 30, 2001, Cadre determined that some reimbursable costs under the Excess Expense Reimbursement Plan are unrecoverable. Therefore the balance due to Cadre for the Cadre Liquid Asset Fund, Cadre Affinity Fund and Cadre Reserve Fund have been reduced by $36,635, $34,177 and $101,126, respectively.


NOTE 5 - SUBSEQUENT EVENT

At a meeting held on September 28, 2001, Board of Trustees agreed that the expense limitation of the Cadre Reserve Fund would be raised from 0.23% to 0.33% (annualized) of the Fund's average daily net assets, effective October 1, 2001.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                                                 FOR THE
                                                          FOR THE                                                PERIOD
                                        FOR THE           ELEVEN                                                APRIL 24,
                                          YEAR            MONTHS                                                 1996
                                         ENDED             ENDED          FOR THE YEAR ENDED OCTOBER 31,        THROUGH
                                                                       -----------------------------------
                                        SEPT. 30,         SEPT. 30,                                             OCT. 31
                                          2001               2000         1999        1998          1997         1996
                                       ----------        ----------    --------     --------     ---------    ---------
For a share outstanding
  throughout the period

Net asset value, beginning of
  period                                  $   1.00        $   1.00     $   1.00     $   1.00     $    1.00     $   1.00
                                          --------        --------     --------     --------     ---------     --------
Income from investment
  operations:
  Net investment income (1)                  0.046           0.051        0.046        0.052         0.053        0.027

Less dividends:
   Dividends from net investment
      income                                (0.046)         (0.051)      (0.046)      (0.052)       (0.053)      (0.027)
                                          --------        --------     --------     --------     ---------     --------

Net asset value, end of period            $   1.00        $   1.00     $   1.00     $   1.00     $    1.00     $   1.00
                                          ========        ========     ========     ========     =========     ========

Ratio/Supplemental Data:
Total Return                                  4.55%           5.25%**      4.70%        5.17%         5.39%        2.72%**
Net assets, end of period (000's)         $ 24,499        $ 36,136     $ 45,148     $ 98,229     $ 138,661     $ 70,881

Ratio to average net assets:
   Net investment income                      4.61%           5.57% *      4.61%        5.17%        5.38%         5.18%*

 Operating expenses including
 reimbursement/waiver/recoupment              0.64%           0.45% *      0.45%        0.41%        0.26%         0.20%*

   Operating expenses excluding
 reimbursement/waiver/recoupment              0.54%           0.63% *      0.55%        0.47%         0.49%        0.75%*

(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0471, $0.0494, $0.0451, $0.0523 and $0.0514 for the year ended September 30, 2001, the eleven months ended September 30, 2000, and the years ended October 31, 1999, 1998 and 1997, respectively.

*-Annualized           **-Unannualized


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:


                                                         --------------           FOR THE             FOR THE
                                                                                   ELEVEN             PERIOD
                                                          FOR THE YEAR             MONTHS            MAY 3,1999
                                                              ENDED                ENDED               THROUGH
                                                          SEPTEMBER 30,         SEPTEMBER 30,        OCTOBER 31,
                                                              2001                 2000                1999***
                                                         --------------        --------------        ----------------------

For a share outstanding throughout the period:

Net asset value, beginning of period                     $     1.00            $     1.00            $    1.00
                                                         -----------            ---------            ---------

Income from investment operations:
  Net investment income (1)                                   0.043                 0.050                0.023

Less dividends:
   Dividends from net investment income                      (0.043)               (0.050)              (0.023)
                                                         ----------            ----------            ---------

Net asset value, end of period                           $     1.00            $     1.00            $    1.00
                                                         ==========            ==========            =========


Ratio/Supplemental Data:
Total return                                                   4.72%                 5.16%**              2.29%**
Net assets, end of period (000's)                        $   18,233            $   24,956            $  24,956

Ratio to average net assets:
   Net investment income including reimbursement/waiver        4.31%                 5.50%*               4.58%*
   Operating expenses including reimbursement/waiver           0.75%                 0.55%*               0.55%*
   Operating expenses excluding reimbursement/waiver           0.71%                 0.60%*               1.07%*

--------------------------------------------------------------------------------------------------------------

1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0435, $0.0499 and $0.0202 for the year ended September 30, 2001, the eleven months ended September 30, 2000, and the period ended October 31, 1999, respectively.

* - Annualized
** - Unannualized
*** Commencement of operations

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:



                                                                           FOR THE       FOR THE PERIOD
                                                       -------------       ELEVEN          JANUARY 5,
                                                          FOR THE          MONTHS            1999
                                                        YEAR ENDED         ENDED            THROUGH
                                                       SEPTEMBER 30,    SEPTEMBER 30,     OCTOBER 31,
                                                            2001            2000             1999***
                                                       -------------   ---------------   ------------

For a share outstanding throughout the period:

Net asset value, beginning of period                   $      1.00     $      1.00       $       1.00
                                                       -----------     -----------       ------------

Income from investment operations:
  Net investment income (1)                                  0.047           0.053              0.040

Less dividends:
   Dividends from net investment income                     (0.047)         (0.053)            (0.040)
                                                       -----------     -----------       ------------

Net asset value, end of period                         $      1.00     $      1.00       $       1.00
                                                       ===========     ===========       ============


Ratio/Supplemental Data:
Total return                                                  5.04%           5.52%**            4.04%**
Net assets, end of period (000's)                      $    96,224     $    50,378       $    114,563

Ratio to average net assets:
   Net investment income                                      4.71%           5.82%*             4.86%*

   Operating expenses including reimbursement/waiver          0.22%           0.20%*             0.20%*
   Operating expenses excluding reimbursement/waiver          0.31%           0.28%*             0.49%*

------------------------------------------------------------------------------------------------------


(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0462, $0.0526 and $0.0376 for the year ended September 30, 2001, the eleven months ended September 30, 2000, and the period ended October 31, 1999, respectively.

* - Annualized
** - Unannualized
*** Commencement of operations

     kpmg



              Financial Services
              757 Third Avenue
              New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
U.S. Government Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of U.S. Government Money Market Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments, as of September 30, 2001, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the years or periods in the three-year period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio as of September 30, 2001, the results of its operations, changes in its net assets and financial highlights for each of the years or periods listed in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                              [GRAPHIC OMITTED][GRAPHIC OMITTED]

November 13, 2001

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


  PRINCIPAL                                             YIELD TO
    AMOUNT               DESCRIPTION                MATURITY ON DATE     VALUE
(IN THOUSANDS)           MATURITY DATE                 OF PURCHASE     (NOTE 2)
--------------           -------------                 -----------     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 73.7%

   $ 1,382      Federal Farm Credit Bank                  4.02 %    $ 1,349,928
                May 6, 2002

    10,000      Federal Home Loan Bank                    3.20       10,000,000
                October 1, 2001

     3,455      Federal Home Loan Bank                    5.02        3,455,000
                February 13, 2002

     7,000      Federal Home Loan Mortgage Corp.          3.51        6,994,649
                October 9, 2001

    10,000      Federal Home Loan Mortgage Corp.          2.69        9,991,903
                October 12, 2001

    10,000      Federal Home Loan Mortgage Corp.          2.70        9,968,347
                November 13, 2001

     5,000      Federal Home Loan Mortgage Corp.          3.47        4,978,781
                November 15, 2001

     2,764      Federal Home Loan Mortgage Corp.          4.78        2,711,657
                February 28, 2002

     5,526      Federal Home Loan Mortgage Corp.          4.23        5,415,479
                March 28, 2002

    15,000      Federal National Mortgage Assoc.          3.62       14,985,250
                October 11, 2001

     8,000      Federal National Mortgage Assoc.          3.61        7,981,173
                October 25, 2001

    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                            YIELD TO
    AMOUNT             DESCRIPTION                  MATURITY ON DATE      VALUE
(IN THOUSANDS)         MATURITY DATE                  OF PURCHASE       (NOTE 2)
--------------         -------------                  -----------       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

   $ 7,000      Federal National Mortgage Assoc.        2.55%        $ 6,971,319
                November 29, 2001

     4,145      Federal National Mortgage Assoc.        5.30           4,085,927
                January 11, 2002

     6,908      Federal National Mortgage Assoc.        4.97           6,802,603
                January 25, 2002

     2,763      Federal National Mortgage Assoc.        4.50           2,711,066
                March 7, 2002

     3,500      Federal National Mortgage Assoc.        2.47           3,427,200
                August 9, 2002

                                                                     -----------
                Total U.S. Government Agency Obligations             101,830,282
                                                                     -----------
                (amortized cost $101,830,282)


                                                    YIELD TO
                                                   RESET DATE
                                                   ----------

U.S. GOVERNMENT AGENCY FLOATING RATE OBLIGATIONS - 5.8%

     8,000      Federal Home Loan Bank                  2.49           8,000,000
                Resets Monthly
                June 26, 2002

                Total U.S. Government  Agency
                Floating Rate Obligations
                                                                     -----------
                (amortized cost $8,000,000)                            8,000,000
                                                                     -----------


    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                             YIELD TO
    AMOUNT               DESCRIPTION                MATURITY ON DATE     VALUE
(IN THOUSANDS)           MATURITY DATE                 OF PURCHASE     (NOTE 2)
--------------           -------------                 -----------     --------

REPURCHASE AGREEMENT - 20.5%

  $ 28,375      Repurchase Agreement with Goldman Sachs,
                3.33%,  dated September                      3.38%   $28,375,000
                28, 2001, due October 1, 2001, repurchase price
                $28,382,874 (collateralized by various Government
                National Mortgage Association Pools with a market value of $28,942,500)


                                                                     -----------
                Total Repurchase Agreement                            28,375,000
                                                                     -----------
                (amortized cost $28,375,000)

                Total Investments - 100.0%                           138,205,282
                (amortized cost $138,205,282)

                Other assets in excess of liabilities - 0.0%              12,281
                                                                     -----------

                Net Assets - 100.0%                                 $138,217,563
                                                                    ============










    The accompanying notes are an integral part of these financial statements



CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------



ASSETS:



Investments, at value
     U.S. Government Agency Obligations                             $101,830,282
     U.S. Government Agency Floating Rate Obligations                  8,000,000
     Repurchase Agreements                                            28,375,000
                                                                    ------------
          Total Investments, at value                                138,205,282
Interest receivable                                                       33,770
Other assets                                                              19,004

                                                                    ------------
          Total Assets                                               138,258,056



LIABILITIES:

Investment advisory fees payable                                           6,554
Accrued trustees' fees and expenses                                        1,788
Other accrued expenses                                                    32,151

                                                                    ------------
          Total Liabilities                                               40,493

          NET ASSETS                                                $138,217,563
                                                                    ============








   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


INVESTMENT INCOME:

      Interest                                                        $9,469,745



EXPENSES:


    Investment advisory fees                                             108,256
    Audit fees                                                            24,696
    Trustees' fees and expenses                                            9,121
    Legal fees                                                            14,298
    Rating fees                                                           39,320
    Custodian fees and expenses                                           12,922
    Other expenses                                                         3,580
                                                                      ----------
                        Total expenses                                   212,193
                                                                      ----------
NET INVESTMENT INCOME                                                 $9,257,552
                                                                      ==========
















   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------


                                                                                              FOR THE PERIOD
                                                                            FOR THE            DECEMBER 21,
                                                      FOR THE               ELEVEN                1998
                                                     YEAR ENDED           MONTHS ENDED          THROUGH
                                                    SEPTEMBER 30,        SEPTEMBER 30,         OCTOBER 31,
                                                        2001                2000                  1999***
                                                    -------------       ---------------      ----------------

OPERATIONS:

   Net investment income                            $     9,257,552     $     8,593,529       $     6,610,873
                                                    ---------------     ---------------       ---------------



SHARE TRANSACTIONS:

   Contributions                                      1,548,998,934       1,463,961,030         1,431,230,426
   Withdrawals                                       (1,599,067,575)     (1,477,999,303)       (1,253,367,903)
                                                    ---------------     ---------------       ---------------
  Net increase (decrease) in net assets
  resulting from beneficial interest transactions       (50,068,641)        (14,038,273)          177,862,523
                                                    ---------------     ---------------       ---------------

       Total increase (decrease)  in net assets         (40,811,089)         (5,444,744)          184,473,396

NET ASSETS:

   Beginning of period                                  179,028,652         184,473,396                     0
                                                    ---------------     ---------------       ---------------
   End of period                                    $   138,217,563     $   179,028,652       $   184,473,396
                                                    ===============     ===============       ===============

-------------------------------------------------------------------------------------------------------------

Financial Highlights:

Ratio to Average Net Assets
    Net expenses                                               0.12%               0.10%*                0.15%*
    Net investment income                                      5.13%               6.00%*                4.92%*

Total return                                                   5.13%               5.61%**               4.30%**

*     - Annualized
**  - Unannualized
*** - Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.

Pursuant to the board of trustee's meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statement issued for fiscal years beginning after December 15, 2000. The adoption of the Guide is not expected to impact the Funds.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Portfolio's average daily net assets.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Trust's shares.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2001

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

September 11th, 2001 will be remembered both in our minds and hearts for years to come. It is a day that truly challenged our freedom and made us all, both Individually and as a Nation, stronger because of this terrible event. On behalf of myself and your board of Trustees we offer our condolences and prayers to all those whose lives have been changed forever because of this tragedy.

Immediately following this disaster, the Federal Reserve stepped in and provided liquidity to our markets that, on a short-term basis, dramatically reduced the rates of return on overnight investments. Gradually, our markets returned to their appropriate trading ranges and rates stabilized for short-term investments. During this entire period of uncertainty your fund was open to accept deposits and withdrawals with no restrictions, to meet your investment needs.

As of September 30, 2001, total assets of the Trust were $1.7 billion, representing an increase of 90% over September 30, 2000 at $895 million. Since our inception in April 1996, we have been continuously expanding the various series in the Trust to meet the specific investment requirements of our customers. I am especially proud to announce that on September 1, 2001 our total assets reached an all time high of $2.1 billion. To meet such needs, the Trust offers two distinct series of Funds: one which invests solely in U.S. government securities, with series rated AAAm by Standard & Poor's and Aaa by Moody's; and another which invests in a broader range of money market instruments, with series rated AAAm by Standard & Poor's.

The Trust currently offers the following funds to investors: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series and Cadre Affinity Fund- Money Market Series (the "Funds"). All of these Funds provide shareholders with unlimited checkwriting privileges on their respective fund account. For those shareholders who do not need a Fund with checkwriting privileges, they may, if they meet the minimum balance requirements, invest in either the Cadre Reserve Fund- U.S. Government Series or the Cadre Reserve Fund - Money Market Series, which are also series of the Trust.

With a continued commitment to technology and the preservation of one of our most precious commodities, time, Cadre continues to honor its commitment to provide a menu of online services of the highest quality that make your cash management tasks less time consuming. Through the use of COMPASS, functions can be tailored to meet the specific needs of the client and, thus, give you 24-hour online access to your Cadre-administered Fund account information, seven days a week. There is so much that COMPASS offers: Complete and up-to-date account and investment information, pertinent general information, transactions-input up to six (6) months in advance, previous and current monthly statements, and fund rate information.

On behalf of your Board of Trustees, I want to thank each of you for your continued support and confidence in the Trust.

Sincerely,


WILLIAM T. SULLIVAN, JR.
------------------------
William T. Sullivan, Jr., Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The year 2001 began with the federal funds target at 6.5% and with the Federal Reserve having a bias towards lowering interest rates. The Fed adopted this bias as signs of a dramatically slowing economy emerged. In fact, in the fourth quarter of 2000, the economy grew at only 1.9%. Furthermore, consumer spending slowed to a 3.1% increase and retailers reported one of the worst holiday seasons in recent years. The manufacturing sector of the economy showed the most dramatic degree of slowing with many companies announcing layoffs. In fact, the National Association of Purchasing Management report fell to its lowest level since the 1991-92 recession. The unemployment rate rose from its thirty year low of 3.9% to 4.9% in August. The consumer's confidence was obviously hurt as well. The Conference Board's Survey of Consumer Confidence declined to its lowest levels since 1996. This was in large part due to the rapid decline in the equity markets. For the year ended 2000, the S&P 500 declined 13.6% from its high of 1527.26 and the NASDAQ declined 53.8% from its high of 5048.62.

The significant declines in manufacturing, consumer confidence, and the equity markets, caused the Fed to embark on a series of aggressive interest rate cuts. On January 3rd of 2001 the Fed surprised the financial markets with a rare inter-meeting 50 basis point reduction in the overnight lending rate. They followed that move with another 250 basis points worth of interest rate cuts through the month of August. This brought the fed funds target down to 3.5%, a level not seen since the early nineties. This marked the most aggressive easing of monetary policy under Alan Greenspan and many analysts believed that the U.S economy would barely avoid a recession. This aggressive stance by the Fed combined with some early signs of an economic rebound convinced many market participants that the Fed was at or near the end of their easing cycle. But the tragic events of September 11th put new strain on an economy that was struggling to avoid contraction.

In the third quarter, gross domestic product fell at a .4% annual rate after growing at a .3% pace in the second quarter. This represented the largest decline since a 2% decline in the first quarter of 1991. Consumer spending, which represents two thirds of economic growth, grew at its slowest pace in eight and a half years. Business investment in equipment and software dropped at an 11.8% annual rate in the third quarter. Sluggish sales have forced companies to eliminate jobs, as evidenced, by the unemployment rate increasing to 5.4% in October and some analysts expect this number to rise to 7% in the months ahead. Furthermore, consumer confidence continues to decline, as evidenced by consumer confidence falling to a thirty year low.

In response to the stress placed on the U.S. economy due to the terrorist attacks, the Fed responded aggressively by lowering the federal funds target 50 basis points on September 17th. They followed that with an additional 100 basis points in the months that followed. This brought the federal funds target to 2%, its lowest level in 40 years. Although it is apparent that the U.S. economy is most likely in a recession, the 450 basis points of fed easing should help stimulate the economy sometime in the next year.




Cadre Financial Services, Inc.

                              TRUSTEES AND OFFICERS

Chairman / Trustee   William T. Sullivan, Jr.         Chairman
                                                      Cadre Financial Services,
                                                       Inc.

Trustee              Richard J. Anderson *            Executive Director
                                                      MSBA

Trustee              Frank Bivona                     Vice Chairman and CFO
                                                      Ambac Financial Group,
                                                       Inc.

Trustee              Kevin J. Burke                   Chief Executive Officer
                                                      Cadre Financial Services,
                                                       Inc.

Trustee              Harvey A. Fein *+                Chief Financial Officer
                                                      Molina Medical Centers,
                                                       Inc.

Trustee              Michael P. Flanagan *+           Executive Director
                                                      MASA

Trustee              Russell E. Galipo                Retired


Trustee              C. Roderick O'Neil               Director
                                                      Ambac Financial Group,
                                                       Inc.

Trustee              William J. Reynolds, Esq. +      Retired


Trustee              Dr. Don I. Tharpe *              Executive Director
                                                      ASBO International

Secretary            Anne G. Gill, Esq.               First Vice President
                                                      Ambac Financial Group,
                                                       Inc.

Assistant Secretary  Roderick W. Ryan, Esq.           Assistant Vice President
                                                      Cadre Financial Services

Treasurer            Peter Poillon                    First Vice President
                                                      Ambac Financial Group,
                                                       Inc.

Assistant Treasurer  Danielle Buell                   Vice President
                                                      Cadre Financial Services

                              TEAM OF PROFESSIONALS

Investment Advisor                              Cadre Financial Services, Inc.
Administrator                                   Cadre Financial Services, Inc.
Transfer Agent                                  Cadre Financial Services, Inc.
Distributor                                     Cadre Securities, Inc.
Custodian                                       US Bank
Independent Auditors                            KPMG LLP
Legal Counsel                                   Schulte, Roth & Zabel LLP

                      *Audit committee   +Nominating Committee

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

     Kpmg



           Financial Services
           757 Third Avenue
           New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
Money Market Series:

We have audited the accompanying statements of assets and liabilities of Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series, each a series of the Cadre Institutional Investors Trust, as of September 30, 2001, and the related statement of operations for the year then ended, and statements of changes in net assets and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series as of September 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.


                                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

November 13, 2001




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------

                                                         CADRE
                                                        LIQUID           CADRE        CADRE
                                                         ASSET          AFFINITY     RESERVE
                                                         FUND             FUND         FUND
                                                      ----------    -------------    --------

ASSETS:
Investment in Cadre Institutional Investors Trust -
   Money Market  Portfolio, at value                  $ 36,049,782   $ 28,201,712   $207,423,342
Other assets                                                26,202         50,202            202
                                                      ------------   ------------   ------------
          Total Assets                                  36,075,984     28,251,914    207,423,544
                                                      ------------   ------------   ------------

LIABILITIES:

Administration fees payable                                  6,279          5,106         19,561
Transfer agent fees payable                                  1,652          1,344          9,921
12b-1 fees payable                                            --            5,223           --
Accrued trustees' fees and expenses                          1,139          1,314          1,568
Other accrued expenses                                      30,911          8,542         33,487
                                                      ------------   ------------   ------------
          Total Liabilities                                 39,981         21,529         64,537
                                                      ------------   ------------   ------------

          NET ASSETS:                                 $ 36,036,003   $ 28,230,385   $207,359,007
                                                      ============   ============   ============

Shares of beneficial interest outstanding               36,036,003     28,230,385    207,359,007
                                                      ============   ============   ============

NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE                                  $              $              $
                                                              1.00           1.00           1.00
                                                      ============   ============   ============


NET ASSETS CONSIST OF:
Common Stock, at par value                            $     36,036   $     28,230   $    207,359
Paid-in capital in excess of par value                  35,999,967     28,202,155    207,151,648
                                                      ------------   ------------   ------------
         NET ASSETS                                   $ 36,036,003   $ 28,230,385   $207,359,007
                                                      ============   ============   ============











   The accompanying notes are an integral part of these financial statements.




CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------

                                            FOR THE YEAR ENDED SEPTEMBER 30, 2001
                                           --------------------------------------
                                                CADRE
                                               LIQUID        CADRE            CADRE
                                                ASSET       AFFINITY         RESERVE
                                                FUND          FUND             FUND
                                            -----------    -----------     ----------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT MONEY MARKET PORTFOLIO

     Interest                               $  2,307,510   $  2,599,945   $ 12,362,401

     Expenses                                     43,174         46,548        236,275
                                            ------------   ------------   ------------
NET INVESTMENT INCOME FROM CIIT                2,264,336      2,553,397     12,126,126
     MONEY MARKET PORTFOLIO





EXPENSES:
    Administration fees                           83,521         90,230        235,706
    Transfer agent fees                           21,979         23,745        118,262
    12b-1 fees                                      --           44,543           --
    Custodian fees                                45,653         11,904          5,557
    Audit fees                                    10,563         10,563         10,563
    Registration and filing fees                     572             73         12,759
    Printing fees                                    977            482            447
    Trustees' fees and expenses                    1,913          4,333          9,268
    Other expenses                                 9,650         11,781         23,179
                                            ------------   ------------   ------------
              Total expenses                     174,828        197,654        415,741
              Less/Plus:  Fee waivers and
                     Expense recoupements         71,666         25,161        (85,871)
                                            ------------   ------------   ------------
              Net expenses                       246,494        222,815        329,870
                                            ------------   ------------   ------------
NET INVESTMENT INCOME                       $  2,017,842   $  2,330,582   $ 11,796,256
                                            ============   ============   ============








   The accompanying notes are an integral part of these financial statements.



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------

                                                                           CADRE LIQUID ASSET FUND
                                                           ----------------------------------------------------
                                                                                  FOR THE           FOR THE
                                                              FOR THE             ELEVEN            PERIOD
                                                                YEAR              MONTHS          MAY 3, 1999
                                                               ENDED              ENDED             THROUGH
                                                             SEPTEMBER 30,      SEPTEMBER 30,     OCTOBER 31,
                                                               2001                2000            1999 *
                                                           ------------------ ---------------  -------------
OPERATIONS:

     Net investment income                                   $   2,017,842    $   2,027,746    $     915,609
                                                             -------------    -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income                                      (2,017,842)      (2,027,746)        (915,609)
                                                             -------------    -------------    -------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                          574,483,485      514,209,890      260,956,239
     Net asset value of shares issued to shareholders from
        reinvestment of dividends
                                                                 2,017,842        2,027,746          915,609
     Cost of shares redeemed                                  (580,999,606)    (512,118,259)    (225,456,943)
                                                             -------------    -------------    -------------
         Net increase (decrease) in net assets
         Resulting from share transactions                      (4,498,279)       4,119,377       36,414,905
                                                             -------------    -------------    -------------

         Total increase (decrease) in net assets                (4,498,279)       4,119,377       36,414,905

NET ASSETS:

     Beginning of period                                        40,534,282       36,414,905                0
                                                             -------------    -------------    -------------
     End of period                                           $  36,036,003    $  40,534,282    $  36,414,905
                                                             =============    =============    =============

OTHER INFORMATION

Share Transactions:
     Shares sold                                               574,483,485      514,209,890      260,956,239
     Shares issued to shareholders from
         Reinvestment of dividends                               2,017,842        2,027,746          915,609
     Shares repurchased                                       (580,999,606)    (512,118,259)    (225,456,943)
                                                             -------------    -------------    -------------
          Net increase (decrease) in shares
          Outstanding                                           (4,498,279)       4,119,377       36,414,905
                                                             =============    =============    =============

*- Commencement of operations


   The accompanying notes are an integral part of these financial statements.





--------------------------------------------------------------------------------------------------------------

                  CADRE AFFINITY FUND                                     CADRE RESERVE FUND
--------------------------------------------------------------------------------------------------------------

                       FOR THE          FOR THE                                 FOR THE            FOR THE
      FOR THE           ELEVEN           PERIOD             FOR THE              ELEVEN             PERIOD
       YEAR             MONTHS          MAY 3, 1999           YEAR               MONTHS          MAY 19,1999
       ENDED             ENDED            THROUGH             ENDED               ENDED            THROUGH
    SEPTEMBER 30,    SEPTEMBER 30,      OCTOBER 31,        SEPTEMBER 30,       SEPTEMBER 30,      OCTOBER 31,
       2001             2000               1999 *             2001                2000              1999 *
-----------------  ---------------    ---------------    ---------------    ----------------   ---------------


$     2,330,582    $     3,511,994    $     1,068,739    $    11,796,256    $     3,037,338    $       183,004
---------------    ---------------    ---------------    ---------------    ---------------    ---------------



     (2,330,582)        (3,511,994)        (1,068,739)       (11,796,256)        (3,037,338)          (183,004)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------



    525,530,592        715,550,973        364,356,774      1,904,686,109        943,779,675         29,768,655


      2,330,582          3,511,994          1,068,739         11,796,256          3,037,338            183,004
   (577,917,900)      (690,287,614)      (315,913,755)    (1,803,644,592)      (874,693,223)        (7,554,215)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

    (50,056,726)        28,775,353         49,511,758        112,837,773         72,123,790         22,397,444
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

    (50,056,726)        28,775,353         49,511,758        112,837,773         72,123,790         22,397,444



     78,287,111         49,511,758                  0         94,521,234         22,397,444                  0
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$    28,230,385    $    78,287,111    $    49,511,758    $   207,359,007    $    94,521,234    $    22,397,444
===============    ===============    ===============    ===============    ===============    ===============




    525,530,592        715,550,973        364,356,774      1,904,686,109        943,779,675         29,768,655

      2,330,582          3,511,994          1,068,739         11,796,256          3,037,338            183,004
   (577,917,900)      (690,287,614)      (315,913,755)    (1,803,644,592)      (874,693,223)        (7,554,215)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

    (50,056,726)        28,775,353         49,511,758        112,837,773         72,123,790         22,397,444
===============    ===============    ===============    ===============    ===============    ===============

*- Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Cadre Liquid Asset Fund"), the Cadre Affinity Fund - Money Market Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - Money Market Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 3, 1999 and May 19, 1999, respectively.

The Funds invest all of their investable assets in the Money Market Portfolio (the "Portfolio"). The portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Fund.

The value of the Funds' investment in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (2.28% for Cadre Liquid Asset Fund, 1.78% for Cadre Affinity Fund, 13.13% for Cadre Reserve Fund at September 30, 2001.) The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Funds record their proportionate share of net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statement issued for fiscal years beginning after December 15, 2000. The adoption of the Guide is not expected to impact the Funds.

FEDERAL INCOME TAXES
The Funds are treated as a separate entity for federal income tax purposes and intend to qualify each year as a "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Funds. For its services, Cadre is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

-----------------------------------------------------------------------------------------
                                 Cadre Liquid Asset      Cadre Affinity    Cadre Reserve
                                      Fund                   Fund             Fund
------------------------------- --------------------- ------------------ ----------------
0 - $250,000,000                      0.19%                 0.19%               0.10%
------------------------------- --------------------- ------------------ ----------------
$250,000,001 - $1,000,000,000        0.165%                0.165%              0.075%
------------------------------- --------------------- ------------------ ----------------
Over $1,000,000,000                   0.14%                 0.14%               0.05%
------------------------------- --------------------- ------------------ ----------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Funds. For its services, Cadre is paid an annual fee of 0.05% of the Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the Funds exceed 0.67%, 0.67% and 0.25% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. Prior to April 2, 2001, the waiver of the Cadre Reserve Fund was 0.22% (annualized) of the Fund's average daily net assets. Prior to August 14, 2001, the waiver for the Cadre Affinity Fund was 0.57% (annualized) of the average daily net assets. During the year ended September 30, 2001, Cadre waived the following fees so that the Funds could meet this expense limitation.

                                         ----------------------------------------------------------------------------
                            Expense        Waived Fees             Reimbursed Expense               Total
---------------------------------------------------------------------------------------------------------------------
       Fund                  Limit     Current   Life to Date   Current     Life to Date     Current     Life to Date
------------------------- --------- ----------- ------------- ------------ --------------   ---------- --------------
Cadre Liquid Asset Fund      0.67%    $     0     $ 63,290        $ 0        $ 51,651       $      0     $ 114,941
------------------------- --------- ----------- ------------- ------------ --------------   ---------- --------------
Cadre Affinity Fund          0.67%    $     0     $ 36,349        $ 0        $ 33,110       $      0     $ 69,459
------------------------- --------- ----------- ------------- ------------ --------------   ---------- --------------
Cadre Reserve Fund           0.25%    $85,871     $ 136,895       $ 0        $ 56,305       $ 85,871     $ 193,201
------------------------- --------- ----------- ------------- ------------ --------------   ---------- --------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses go below the expense limitation of 0.67%, 0.67% and 0.25% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and Cadre Reserve Fund's average daily net assets, respectively. Prior to April 2, 2001, the Fund had agreed to reimburse any waived or reimbursed expenses to the extent the Cadre Reserve Fund's total operating expenses went below 0.22% (annualized). Prior to August 14, 2001, the Fund had agreed to reimburse any waived or reimbursed expenses to the extent the Cadre Affinity Fund's total operating expenses went below 0.57% (annualized). The Plan, which has a term of three years, terminates on

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

March 16, 2002. During the year ended September 30, 2001, the following was reimbursed to Cadre pursuant to the terms of the Plan:

                           ---------- -------------------------------
                           Expense       Amounts Reimbursed to Cadre
Fund                       Limit         Current      Life to date
-------------------------- ---------- ------------ ----------------
Cadre Liquid Asset Fund    0.67%         $71,666      $   74,163
-------------------------- ---------- ------------ ----------------
Cadre Affinity Fund        0.67%         $25,161      $   69,460
-------------------------- ---------- ------------ ----------------
Cadre Reserve Fund         0.25%         $     0      $        0
-------------------------- ---------- ------------ ----------------

During the year ended September 30, 2001, Cadre determined that some reimbursable costs under the Excess Expense Reimbursement Plan are unrecoverable. Therefore, the balance due to Cadre for the Cadre Liquid Asset Fund and Cadre Reserve Fund have been reduced by $40,778 and $56,305, respectively.

NOTE 5 - SUBSEQUENT EVENT

At a meeting held on September 28, 2001, the Board of Trustees of the Cadre Affinity Fund and Cadre Liquid Asset Fund agreed that there be no expense limitation for these two Funds and that the expense limitation of the Cadre Reserve Fund would be raised from 0.25% to 0.30% (annualized) of the Fund's average daily net assets, effective October 1, 2001.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                      FOR THE        FOR THE
                                                    FOR THE            ELEVEN         PERIOD
                                                     YEAR              MONTHS       MAY 3, 1999
                                                     ENDED             ENDED         THROUGH
                                                 SEPTEMBER 30,     SEPTEMBER 30,    OCTOBER 31,
                                                     2001           2000              1999 ***
                                                 -------------   ---------------  --------------

For a share outstanding throughout the period:

Net asset value, beginning of period               $   1.00        $   1.00          $   1.00
                                                   --------        --------          --------

Income from investment operations:
     Net investment income (1)                         0.046          0.053             0.024

Less dividends:
     Dividends from net investment income             (0.046)        (0.053)           (0.024)
                                                    --------        --------          --------

Net increase in net asset value
                                                        --             --                --
                                                    --------       --------          --------

Net asset value, end of period                     $   1.00        $   1.00          $   1.00
                                                   ========        ========          ========


Ratio/Supplemental Data:
Total return                                           4.61%           5.38%**           2.40%**
Net assets, end of period (000's)                  $ 36,036        $ 40,534          $ 36,415

Ratio to average net assets:
     Net investment income                             4.58%           5.73%*            4.72%*
     Operating expenses including
          reimbursement/waiver/recoupment              0.66%           0.47%*            0.47%*
     Operating expenses excluding
          reimbursement/waiver/recoupment              0.50%           0.53%*            0.94%*

-----------------------------------------------------------------------------------------------

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0475 for the year ended September 30, 2001, $0.0520 for the period ended September 30, 2000, and $0.0212 for the period ended October 31, 1999.

*- Annualized
**- Unannualized
***-  Commencement of operations


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:



                                                                FOR THE          FOR THE
                                               FOR THE          ELEVEN            PERIOD
                                                YEAR            MONTHS         MAY 3, 1999
                                                ENDED            ENDED          THROUGH
                                            SEPTEMBER 30,     SEPTEMBER 30,   OCTOBER 31,
                                                2001             2000           1999 ***
                                            -------------   ----------------  ------------

For a share outstanding throughout the period:

Net asset value, beginning of period        $      1.00     $      1.00       $      1.00
                                            -----------     -----------       -----------

Income from investment operations:
     Net investment income (1)                    0.049           0.052             0.023

Less dividends:
     Dividends from net investment income        (0.049)         (0.052)           (0.023)
                                            -----------     -----------       -----------

Net increase in net asset value                  --                --                --
                                            -----------     -----------       -----------

Net asset value, end of period              $      1.00     $      1.00       $      1.00
                                            ===========     ===========       ===========


Ratio/Supplemental Data:
Total return                                       4.70%           5.28%**           2.35%**
Net assets, end of period (000's)           $    28,230     $    78,287       $    49,512

Ratio to average net assets:
     Net investment income                         4.90%           5.67%*            4.65%*
     Operating expenses including
          reimbursement/waiver/recoupment          0.57%           0.57%*            0.57%*
     Operating expenses excluding
          reimbursement/waiver/recoupment          0.51%           0.51%*            0.86%*
-------------------------------------------------------------------------------------------

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0496 for the year ended September 30, 2001, $0.0526 for the period ended September 30, 2000, and $0.0217 for the period ended October 31, 1999.

*- Annualized
**- Unannualized
***- Commencement of operations


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:


                                                               FOR THE           FOR THE
                                               FOR THE          ELEVEN           PERIOD
                                                 YEAR           MONTHS        MAY 19, 1999
                                                ENDED           ENDED            THROUGH
                                            SEPTEMBER 30,   SEPTEMBER 30,      OCTOBER 31,
                                                 2001            2000           1999 ***
                                            -------------   -------------     ------------

For a share outstanding throughout the period:

Net asset value, beginning of period        $     1.00       $    1.00         $     1.00
                                            ----------       ---------         ----------

Income from investment operations:
     Net investment income (1)                    0.049           0.056              0.023

Less dividends:
     Dividends from net investment income        (0.049)         (0.056)            (0.023)
                                            -----------      ----------        -----------

Net increase in net asset value                  --               --                 --
                                            -----------      -----------       -----------

Net asset value, end of period              $     1.00       $    1.00         $     1.00
                                            ==========       =========         ==========


Ratio/Supplemental Data:
Total return                                      5.07%           5.62%**            2.50%**
Net assets, end of period (000's)           $  207,359       $  94,521         $   22,397

Ratio to average net assets:
     Net investment income                        4.91%           6.15%*             5.08%*
     Operating expenses including
          reimbursement/waiver/recoupment         0.24%           0.22%*             0.22%*
     Operating expenses excluding
          reimbursement/waiver/recoupment         0.27%           0.32%*             1.87%*
-------------------------------------------------------------------------------------------

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0487 for the year ended September 30, 2001, $0.0554 for the period ended September 30, 2000, and $0.0156 for the period ended October 31, 1999.

*- Annualized
**- Unannualized
***- Commencement of operations

     kpmg



           Financial Services
           757 Third Avenue
           New York, NY  10017

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust
Money Market Portfolio:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio (the "Portfolio"), a series of Cadre Institutional Investors Trust, including the schedule of investments as of September 30, 2001, and the related statement of operations for the year then ended and statements of changes in net assets and financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust - Money Market Portfolio as of September 30, 2001, the results of its operations, the changes in its net assets and financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.


                                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

November 13, 2001


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

   PRINCIPAL                                     YIELD TO
    AMOUNT           DESCRIPTION             MATURITY ON DATE          VALUE
(IN THOUSANDS)      MATURITY DATE               OF PURCHASE           (NOTE 2)
--------------      -------------               -----------           --------

COMMERCIAL PAPER -  59.1 %

  $ 50,000  AIG Funding Inc.                       3.62%            $ 50,000,000
            October 1, 2001

    39,200  American General Finance Corp.         3.52               39,136,137
            October 18, 2001

    19,400  Centric Capital Corp.                  3.46               19,307,106
            November 21, 2001

    30,000  Centric Capital Corp.                  3.49               29,838,025
            November 27, 2001

    35,000  Ciesco LP                              3.54               34,915,660
            October 26, 2001

    35,000  Ciesco LP                              2.90               34,911,333
            November 2, 2001

    65,000  Citicorp                               3.30               65,000,000
            October 1, 2001

    50,000  FCAR Owner Trust Series 1              2.55               49,743,056
            December 14, 2001

    54,000  Goldman Sachs Group LP                 3.85               53,703,464
            November 23, 2001

    50,000  Greenwich Funding Corp.                3.58               49,980,444
            October 5, 2001

    20,000  Greenwich Funding Corp.                2.56               19,783,333
            March 6, 2002

    70,000  JP Morgan Chase                        3.55               69,986,428
            October 3, 2001


   The accompanying notes are an integral part of these financial statements.


                                      -18-


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                      YIELD TO
  AMOUNT             DESCRIPTION             MATURITY ON DATE           VALUE
(IN THOUSANDS)      MATURITY DATE              OF PURCHASE             (NOTE 2)
--------------      -------------              -----------             --------

COMMERCIAL PAPER - (CONTINUED)

 $  30,000  Morgan Stanley Dean Witter           3.30 %            $  29,989,167
            October 5, 2001

    30,000  National Rural Utilities CFC         2.49                 29,940,792
            October 30, 2001

    20,000  San Paolo US Financial Co.           3.38                 19,838,667
            December 28, 2001

    50,000  State Street Boston Corp.            3.48                 49,763,889
            November 20, 2001

    30,000  Stellar Funding Group                3.56                 29,997,083
            October 2, 2001

    15,000  Stellar Funding Group                3.57                 14,975,208
            October 18, 2001

    20,000  Stellar Funding Group                3.50                 19,905,000
            November 20, 2001

    16,802  Sweetwater Capital                   3.51                 16,729,961
            November 15, 2001

    50,000  Triple-A One Funding Corp.           3.54                 49,980,667
            October 5, 2001

    35,000  Verizon Network Funding              3.53                 34,993,253
            October 3, 2001

    71,785  Wal Mart Funding Corp.               3.54                 71,764,182
            October 4, 2001





   The accompanying notes are an integral part of these financial statements.


                                      -19-



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
    PRINCIPAL                                   YIELD TO
    AMOUNT           DESCRIPTION             MATURITY ON DATE           VALUE
(IN THOUSANDS)      MATURITY DATE              OF PURCHASE             (NOTE 2)
--------------      -------------              -----------             --------

COMMERCIAL PAPER - (CONTINUED)

$   50,000  Wells Fargo Financial                 3.55%             $ 49,946,833
                                                                      ----------
            October 12, 2001

            Total Commercial Paper                                   934,129,688
                                                                    ------------
            (amortized cost $934,129,688)


                                                   YIELD TO
                                                  RESET DATE
                                                  ----------

FLOATING RATE COMMERCIAL PAPER  -  6.9 %

    49,000  Bear Stearns Co.                      3.53                49,000,000
            Resets monthly
            November 6, 2001

    60,000  Variable Funding Capital Corp.        3.56                60,000,000
                                                                    ------------
            Resets monthly
            March 6, 2002

            Total Floating Rate Commercial Paper                     109,000,000
                                                                    ------------
            (amortized cost $109,000,000)


                                                     YIELD TO
                                                  MATURITY ON DATE
                                                    OF PURCHASE
                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -  33.1 %

     4,000  Federal Farm Credit Bank                  4.02             3,907,172
            May 6, 2002





   The accompanying notes are an integral part of these financial statements.




                                      -20-



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                          YIELD TO
    AMOUNT          DESCRIPTION                   MATURITY ON DATE       VALUE
(IN THOUSANDS)      MATURITY DATE                    OF PURCHASE        (NOTE 2)
--------------      -------------                    -----------        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -  (CONTINUED)

  $ 45,000  Federal Home Loan Bank                      3.48%       $ 44,923,275
            October 19, 2001

    42,000  Federal Home Loan Bank                      3.28          41,775,300
            November 30, 2001

    35,000  Federal Home Loan Bank                      5.02          35,000,000
            February 13, 2002

    35,997  Federal Home Loan Mortgage Corp.            3.62          35,936,825
            October 18, 2001

    19,487  Federal Home Loan Mortgage Corp.            3.47          19,442,829
            October 25, 2001

    30,000  Federal Home Loan Mortgage Corp.            3.48          29,872,500
            November 15, 2001

     6,000  Federal Home Loan Mortgage Corp.            4.78           5,886,250
            February 28, 2002

    95,000  Federal National Mortgage Assoc.            3.48          94,963,928
            October 5, 2001

    25,000  Federal National Mortgage Assoc.            3.62          24,958,208
            October 18, 2001

    33,000  Federal National Mortgage Assoc.            5.30          32,529,298
            January 11, 2002

    72,000  Federal National Mortgage Assoc.            4.96          70,901,898
            January 25, 2002

    10,000  Federal National Mortgage Assoc.            4.26           9,836,400
            February 22, 2002


   The accompanying notes are an integral part of these financial statements.


                                      -21-



CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                         YIELD TO
    AMOUNT           DESCRIPTION                  MATURITY ON DATE       VALUE
(IN THOUSANDS)      MATURITY DATE                   OF PURCHASE         (NOTE 2)
--------------      -------------                   -----------         --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -  (CONTINUED)

$   30,000  Federal National Mortgage Assoc.            4.50%       $ 29,436,111
            March 7, 2002

    15,000  Federal National Mortgage Assoc.            4.25          14,660,834
            April 19, 2002

    30,000  Federal National Mortgage Assoc.            2.50          29,286,100
                                                                    ------------
            September 20, 2002

            Total U.S. Government Agency                             523,316,928
                                                                    ------------
            Obligations
              (amortized cost 523,316,928)

REPURCHASE AGREEMENT - 0.9 %

$   13,336  Repurchase Agreement with Goldman Sachs,       3.38       13,336,000
            due October 1, 2001, repurchase price
            $13,339,701 (collateralized by various
            Government National Mortgage Association
            Pools, with a market value of $13,602,721)
                                                                  --------------

            Total Investments -  100.0%                            1,579,782,616
            (amortized cost $1,579,782,616)

            Other assets in excess of liabilities - 0.0%                 284,105
                                                                 ---------------

            Net Assets - 100.0%                                  $ 1,580,066,721
                                                                 ===============









   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


ASSETS:

Investments, at value
      Commercial Paper                                            $  934,129,688
      Floating Rate Commercial Paper                                 109,000,000
      U.S. Government Agency Obligations                             523,316,928
      Repurchase Agreement                                            13,336,000
                                                                  --------------
          Total Investments, at value                              1,579,782,616
Cash                                                                         585
Interest receivable                                                      475,701
Prepaid expenses                                                          12,867
                                                                  --------------
          Total Assets                                             1,580,271,769
                                                                  --------------







LIABILITIES:

Investment advisory fees payable                                         116,001
Accrued trustees' fees and expenses                                       10,182
Other accrued expenses                                                    78,865
                                                                  --------------
          Total Liabilities                                              205,048
                                                                  --------------

NET ASSETS                                                        $1,580,066,721
                                                                  ==============










   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                    FOR THE
                                                                     YEAR
                                                                     ENDED
                                                                 SEPTEMBER 30,
                                                                     2001
                                                                 --------------


INVESTMENT INCOME:

     Interest                                                        $56,923,160


EXPENSES:


     Investment advisory fees                                            922,057
     Custodian fees                                                       54,054
     Accrued trustees' fees and expenses                                  42,418
     Audit fees                                                           25,508
     Legal fees                                                           81,021
     Other expenses                                                       22,003
                                                                     -----------
          Net expenses                                                 1,147,061
                                                                     -----------
     NET INVESTMENT INCOME                                           $55,776,099
                                                                     ===========







   The accompanying notes are an integral part of these financial statements.


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------


                                                                  FOR THE             FOR THE
                                             FOR THE               ELEVEN              PERIOD
                                               YEAR                MONTHS            MAY 3, 1999
                                              ENDED                 ENDED              THROUGH
                                          SEPTEMBER 30,          SEPTEMBER 30,       OCTOBER 31,
                                               2001                  2000              1999 ***
                                          -------------          -------------    ---------------

OPERATIONS:

Net investment income                     $     55,776,099      $     40,882,776  $      4,976,187
                                          ----------------      ----------------  ----------------




SHARE TRANSACTIONS:

Contributions                               14,570,843,742        10,194,540,639     1,913,721,258
Withdrawals                                (13,763,332,196)      (10,227,164,851)   (1,210,176,933)
                                          ----------------      ----------------  ----------------
  Net increase (decrease) in net assets
  resulting from beneficial interest
  transactions                                 807,511,546           (32,624,212)      703,544,325
                                          ----------------      ----------------  ----------------

Total increase in net assets                   863,287,645             8,258,564       708,520,512

NET ASSETS:

Beginning of period                            716,779,076           708,520,512                 0
                                          ----------------      ----------------  ----------------
End of period                                1,580,066,721      $    716,779,076  $    708,520,512
                                          ================      ================  ================



Financial Highlights:

Ratio to average net assets:
     Net expenses                                     0.10%*                0.10%*            0.15%*
     Net investment income                            4.82%*                6.12%*            5.23%*

      Total Return                                    5.21%                 5.73%**           2.53%**


* - Annualized
** - Unannualized
***- Commencement of operations



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statement issued for fiscal years beginning after December 15, 2000. The adoption of the Guide is not expected to impact the Funds.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of its average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000. Prior to March 8, 2001, Cadre was paid at an annual rate of 0.08% of the Portfolio's average daily net assets.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.




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CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.









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